Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	Year Ended December 31,
	2020 $	2019 $
Revolving credit facilities due through 2024	185,000	341,132
Term loans due through 2023	64,568	221,729
Total principal	249,568	562,861
Less: unamortized discount and debt issuance costs	(6,607)	(3,182)
Total debt	242,961	559,679
Less: current portion	(10,858)	(43,573)
Long-term portion	232,103	516,106